Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common Share Premium	Preferred Share Premium	Treasury Shares	Advanced Investment Agreement	Other Capital Reserve	Retained Earnings (Accumulated deficit)	Total
Balance at Dec. 31, 2022	$ 364,406	$ 156,110		$ 250,000		$ (255,087)	$ 515,429
Net income							15,259
Exercise of options	2,339						2,339
Share-based payment	66,570						66,570
Conversion of Advanced Investment Agreement		240,909		(240,909)
Repurchase of treasury shares			(2,625)				(2,625)
Issuance of shares in respect of acquisition	732						732
Taxes derived from share-based payment	(146)						(146)
Total comprehensive income						15,259	15,259
Balance at Dec. 31, 2023	433,901	397,019	(2,625)	9,091		(239,828)	597,558
Issuance of shares in respect of business combination	12,229						12,229
Net income						192,381	192,381
Other comprehensive income, net					1,868		1,868
Exercise of options	929						929
Share-based payment	27,410						27,410
Total comprehensive income							194,249
Balance at Dec. 31, 2024	474,469	397,019	(2,625)	9,091	1,868	(47,447)	832,375
Net income						215,696	215,696
Other comprehensive income, net					3,573		3,573
Exercise of options	8,000						8,000
Issuance of class A common share upon initial public offering, net of underwriting discounts, commissions and other issuance costs	775,344	(397,019)	2,625				380,950
Share-based payment	16,081						16,081
Repurchase of treasury shares			(62,085)				(62,085)
Total comprehensive income							219,269
Balance at Dec. 31, 2025	$ 1,273,894		$ (62,085)	$ 9,091	$ 5,441	$ 168,249	$ 1,394,590